Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters

NOTE 20 – REGULATORY MATTERS

     The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possible additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.

     The Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

     Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital to risk-weighted assets, and of Tier 1 capital to adjusted total assets ("Tier 1 leverage ratio"). Management believes, as of December 31, 2011, that the Bank meets all capital adequacy requirements to which it is subject.

     The Bank's actual capital amounts and ratios and minimum regulatory amounts and ratios established by regulations adopted pursuant to the prompt corrective action provisions of the Federal Deposit Insurance Corporation Improvement Act are presented as follows:

	Actual		For capital adequacy purposes		To be well capitalized under prompt corrective action provisions
			Minimum		Minimum
	(Dollars in thousands)
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Total Capital (to risk weighted assets)	$18,086	14.81%	$9,769	8.0%	$12,211	10.0%
Tier 1 Capital (to risk weighted assets)	16,544	13.55	4,884	4.0	7,327	6.0
Tier 1 leverage ratio	16,544	9.99	6,626	4.0	8,282	5.0

As of December 31, 2010
Total Capital (to risk weighted assets)	$19,307	13.8%	$11,234	8.0%	$14,043	10.0%
Tier 1 Capital (to risk weighted assets)	17,531	12.5	5,617	4.0	8,426	6.0
Tier 1 leverage ratio	17,531	9.8	7,188	4.0	8,985	5.0

     In addition to the FDIC requirements shown above, the Bank is currently required to maintain individual minimum capital ratios by the OCC. Those required ratios are: Total capital to risk weighted assets– 12.0%; Tier 1 capital to risk weighted assets – 11.0%; and Tier 1 capital to average assets– 9.0%. The Bank exceeded these requirements at December 31, 2011 and 2010.

     The Federal Reserve has also established guidelines for capital requirements for bank holding companies that are similar to the FDIC's guidelines for banks. At December 31, 2011and 2010 the Company exceeded all of the minimum requirements of the Federal Reserve guidelines.

     On May 12, 2010, the Bank entered into a formal agreement with the OCC for the Bank to take various actions with respect to the operation of the Bank. The actions include: creation of a committee of the Bank's board of directors to monitor compliance with the agreement and make quarterly reports to the board of directors and the OCC; assessment and evaluation of management and members of the board; development, implementation and adherence to a written program to improve the bank's loan portfolio management; protection of its interest in its criticized assets; implementation of a program that identifies and manages concentrations of credit risk; extension of the Bank's strategic plan; extension of the Bank's capital program and profit plan; additional plans for ensuring that the level of liquidity at the Bank is sufficient to sustain the current operations and withstand any anticipated or extraordinary demand; and a requirement for obtaining a determination of no supervisory objection from the OCC before accepting brokered deposits. The substantive actions called for by the agreement should strengthen the Bank and make it more efficient in the long-term. The Bank believes it is in compliance with the requirements included in the formal agreement at December 31, 2011.

     The Company has entered into a memorandum of understanding with the Federal Reserve Bank of Richmond ("FRB"). The memorandum of understanding requires the Company to seek permission from the FRB before it takes certain actions such as payment of cash dividends, redemption of outstanding stock, etc. The Company believes it is in compliance with the memorandum of understanding with the FRB as of December 31, 2011.